INTEREST BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Summary of Movements in Borrowings and Outstanding Debt
Movements in the Company's interest bearing loans and borrowings in the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	December 31, 2023	Proceeds	Repayments	Other	June 30, 2024
Floating rate debt	3,279,626	1,355,037	(861,132)	7,672	3,781,203
Fixed rate debt	176,837	—	(100,000)	(587)	76,250
Total debt	3,456,463	1,355,037	(961,132)	7,085	3,857,453

Schedule of Assets Pledged	Assets pledged

(in thousands of $)	June 30, 2024	December 31, 2023
Vessels	5,435,342	4,632,901